Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Issued capital [member]	Treasury shares [member]	Reserve of change in value of foreign currency basis spreads [member]	Accumulated other comprehensive income [member]
Beginning balance at Apr. 30, 2017	$ 64,918	$ 50,605	$ 11,173	$ 5,209	$ (2,069)
Beginning balance, shares at Apr. 30, 2017	49,146,851
Issued for cash pursuant to:
Private placement (Note 13)	$ 125	120	5
Private placement, shares outstanding	500,000
Foreign currency translation differences	$ (3,975)			(3,975)
Loss for the year	(12,000)				(12,000)
Ending balance at Apr. 30, 2018	$ 49,068	50,725	11,178	1,234	(14,069)
Ending balance, shares at Apr. 30, 2018	49,646,851
Warrants issued - (note 12)	$ 171		171
Issued for cash pursuant to:
Foreign currency translation differences	1,601			1,601
Loss for the year	(11,804)				(11,804)
Ending balance at Apr. 30, 2019	$ 39,036	50,725	11,349	2,835	(25,873)
Ending balance, shares at Apr. 30, 2019	49,646,851
Issued for cash pursuant to:
Foreign currency translation differences	$ 1,897			1,897
Loss for the year	(3,629)				(3,629)
Ending balance at Apr. 30, 2020	$ 37,304	$ 50,725	$ 11,349	$ 4,732	$ (29,502)
Ending balance, shares at Apr. 30, 2020	49,646,851